UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

          80 Arkay Dr., Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

    6/30

Date of reporting period:   9/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Power Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013
Shares			Value

		MUTUAL FUNDS - 80.4%
		DEBT FUNDS - 80.4%
2,214,974		BlackRock High Yield Portfolio - Institutional Class	$ 18,052,036
2,684,204		Columbia High Yield Bond Fund - Z	7,864,718
1,073,069		DWS High Income Fund - Institutional Class	5,258,040
347,493		Hartford High Yield Fund - I	2,627,045
1,198,415		Invesco High Yield Fund - Y	5,261,040
3,022,099		Ivy High Income Fund - I	26,110,936
569,377		Janus High-Yield Fund - I	5,255,346
980,229		Lord Abbett Investment Trust - Lord Abbett High Yield Fund - I	7,773,218
253,666		Metropolitan West High Yield Bond Fund - I	2,630,520
833,074		Neuberger Berman High Income Bond Fund - Institutional Class	7,847,559
808,732		Northeast Investors Trust	5,208,234
561,155		Nuveen High Income Bond Fund - I	5,100,901
2,367,799		Oppenheimer Senior Floating Rate Fund - I	19,747,447
2,774,810		PIMCO High Yield Fund - Institutional Class	26,277,452
677,097		Principal High Yield Fund - Insitutional Class	5,254,269
929,939		Prudential High Yield Fund - Z	5,254,154
733,757		RidgeWorth High Income Fund - I	5,239,027
2,194,353		RidgeWorth Seix Floating Rate High Income Fund - I	19,727,238
788,368		RidgeWorth Seix High Yield Fund - I	7,860,025
691,638		SEI Institutional Managed Trust - High Yield Bond Fund - I	5,180,370
1,092,613		Western Asset Global High Yield Bond Fund - I	7,866,816
590,036		Western Asset High Yield Fund - Institutional Class	5,186,415
1,848,293		Western Asset Short Duration High Income Fund - I	11,699,697
		TOTAL MUTUAL FUNDS (Cost - $217,841,187)	218,282,503

		EXCHANGE TRADED FUNDS - 15.6%
		DEBT FUNDS - 15.6%
173,446		iShares iBoxx $ High Yield Corporate Bond Fund ETF	15,880,716
50,447		PIMCO 0-5 Year High Yield Corporate Bond Index Fund ETF	5,291,890
399,670		SPDR Barclays High Yield Bond Fund ETF	15,922,853
173,445		SPDR Barclays Short Term High Yield Bond Fund ETF	5,297,010
		TOTAL EXCHANGE TRADED FUNDS (Cost - $42,187,476)	42,392,469

		SHORT-TERM INVESTMENTS - 3.9%
		MONEY MARKET FUNDS - 3.9%
627,014		BlackRock Cash Funds Institutional Class, 0.11% *	627,014
623,307		Daily Income Fund - US Government Portfolio, 0.00% *	623,307
623,248		Dreyfus Treasury Prime Cash Management - Institutional, 0.00% *	623,248
91		Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% *	92
8,155,090		Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.04% *	8,155,090
623,431		STIT-Government & Agency Portfolio - Institutional, 0.06% *	623,431
0	^	Western Asset Institutional Liquid Reserves - Institutional, 0.00% *	-
		TOTAL SHORT-TERM INVESTMENTS (Cost - $10,652,182)	10,652,182

		TOTAL INVESTMENTS - 99.9% (Cost - $270,680,845) (a)	$ 271,327,154
		OTHER ASSETS LESS LIABILITIES - 0.1%	262,880
		NET ASSETS - 100.0%	$ 271,590,034

(a)		Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $270,686,178
		and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 918,827
		Unrealized depreciation	(277,851)
		Net unrealized appreciation	$ 640,976

*	Money market fund; interest rate reflects effective yield on September 30, 2013.
^	Amount of shares is less than 1.

Power Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Power Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Exchange Traded Securities - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used as of September 30, 2013 in valuing the fund's assets carried at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 218,282,503	$ -	$ -	$ 218,282,503
Exchange Traded Funds	42,392,469	-	-	42,392,469
Money Market Funds	10,652,182	-	-	10,652,182
Total	$ 271,327,154	$ -	$ -	$ 271,327,154
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/2013

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/29/2013